Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 29, 2015
Registrant Name		dei_EntityRegistrantName	Brown Capital Management Mutual Funds
Central Index Key		dei_EntityCentralIndexKey	0000869351
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	bcm
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
International Small Company Fund | Investor Shares
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary The Brown capital management INTERNATIONAL small company fund
Objective		rr_ObjectiveHeading	Investment Objective
Objective, Primary		rr_ObjectivePrimaryTextBlock	The International Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Small Company Fund.
Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) Investor Share
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares sold after holding them for less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	7.44%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	8.70%
Fee Waivers and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(7.19%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.51%
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance.

Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,889
Strategy		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative		rr_StrategyNarrativeTextBlock

The International Small Company Fund invests at least 80% of its total assets in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “Small Capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisors believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 companies and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Risk		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative		rr_RiskNarrativeTextBlock

An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Small Company Fund will be successful in meeting its investment objective. Generally, the International Small Company Fund will be subject to the following risks:

•         Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

•         Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•         Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

•         Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•         Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•         Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•         Micro Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

•         Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

•         Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative		rr_PerformanceNarrativeTextBlock

The International Small Company Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

International Small Company Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary The Brown capital management INTERNATIONAL small company fund
Objective		rr_ObjectiveHeading	Investment Objective
Objective, Primary		rr_ObjectivePrimaryTextBlock	The International Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Small Company Fund.
Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares sold after holding them for less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	7.44%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	8.45%
Fee Waivers and/or Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(7.19%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[3]	rr_NetExpensesOverAssets	1.26%
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance.

Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,822
Strategy		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative		rr_StrategyNarrativeTextBlock

The International Small Company Fund invests at least 80% of its total assets in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “Small Capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisors believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 companies and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Risk		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative		rr_RiskNarrativeTextBlock

An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Small Company Fund will be successful in meeting its investment objective. Generally, the International Small Company Fund will be subject to the following risks:

•         Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

•         Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•         Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

•         Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•         Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•         Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•         Micro-Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

•         Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

•         Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative		rr_PerformanceNarrativeTextBlock

The International Small Company Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the International Small Company Fund's initial fiscal year.
[2]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Small Company Fund and to assume other expenses of the International Small Company Fund, if necessary, in an amount that limits the International Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2016. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the International Small Company Fund, the International Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.
[3]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Small Company Fund and to assume other expenses of the International Small Company Fund, if necessary, in an amount that limits the International Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25 % until July 31, 2016. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the International Small Company Fund, the International Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.